Note 20 - Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
20.	Accumulated Other Comprehensive Income:

       Accumulated other comprehensive income as of September 30, 2014 and December 31, 2013 was $118,219 and $118,789, respectively. The balances were comprised of the following:

	September 30, 2014	December 31, 2013
Unrecorded loss on investments	$(65,743)	$(65,173)
Unrecorded gain on pension	183,962	183,962
Accumulated other comprehensive income	$118,219	$118,789

The change in other comprehensive income was restricted to unrealized gain or loss in marketable securities, a balance sheet item, and had no impact on net income. Therefore, there were no reclassifications from other comprehensive income to net income for the periods presented.